                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07619

                            Nuveen Investment Trust
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN LARGE-CAP VALUE FUND
September 30, 2006

 Shares Description                                                            Value
------------------------------------------------------------------------------------
        COMMON STOCKS - 99.0%

        Aerospace & Defense - 2.8%

365,800 Honeywell International Inc.                                 $    14,961,220
------------------------------------------------------------------------------------
        Beverages - 2.8%

230,450 PepsiCo, Inc.                                                     15,039,167
------------------------------------------------------------------------------------
        Biotechnology - 0.9%

170,550 MedImmune, Inc., (1)                                               4,981,766
------------------------------------------------------------------------------------
        Capital Markets - 4.3%

 66,225 Goldman Sachs Group, Inc.                                         11,203,283

158,752 Morgan Stanley                                                    11,574,608
------------------------------------------------------------------------------------
        Total Capital Markets                                             22,777,891
        ---------------------------------------------------------------------------
        Chemicals - 1.1%

188,000 Imperial Chemical Industries PLC, Sponsored ADR                    5,626,840
------------------------------------------------------------------------------------
        Commercial Banks - 8.0%

486,350 Bank of America Corporation                                       26,053,766

468,100 Wells Fargo & Company                                             16,935,858
------------------------------------------------------------------------------------
        Total Commercial Banks                                            42,989,624
        ---------------------------------------------------------------------------
        Communications Equipment - 2.0%

427,150 Motorola, Inc.                                                    10,678,750
------------------------------------------------------------------------------------
        Computers & Peripherals - 3.9%

271,950 Hewlett-Packard Company                                            9,977,846

135,850 International Business Machines Corporation (IBM)                 11,131,549
------------------------------------------------------------------------------------
        Total Computers & Peripherals                                     21,109,395
        ---------------------------------------------------------------------------
        Containers & Packaging - 0.9%

123,650 Temple Inland Inc.                                                 4,958,365
------------------------------------------------------------------------------------
        Diversified Financial Services - 7.9%

491,561 Citigroup Inc.                                                    24,415,835

381,650 JPMorgan Chase & Co.                                              17,922,284
------------------------------------------------------------------------------------
        Total Diversified Financial Services                              42,338,119
        ---------------------------------------------------------------------------
        Diversified Telecommunication Services - 5.9%

474,050 BellSouth Corporation                                             20,265,638

672,450 Sprint Nextel Corporation                                         11,532,518
------------------------------------------------------------------------------------
        Total Diversified Telecommunication Services                      31,798,156
        ---------------------------------------------------------------------------
        Electric Utilities - 4.9%

181,200 Entergy Corporation                                               14,175,276

199,950 Exelon Corporation                                                12,104,973
------------------------------------------------------------------------------------
        Total Electric Utilities                                          26,280,249
        ---------------------------------------------------------------------------
        Electronic Equipment & Instruments - 1.0%

163,700 Agilent Technologies, Inc., (1)                                    5,351,353
------------------------------------------------------------------------------------
        Energy Equipment & Services - 1.2%

221,300 Halliburton Company                                                6,295,985
------------------------------------------------------------------------------------
        Food & Staples Retailing - 3.2%

349,900 Wal-Mart Stores, Inc.                                             17,257,068
------------------------------------------------------------------------------------

----
1

Portfolio of Investments (Unaudited)
NUVEEN LARGE-CAP VALUE FUND (continued)
September 30, 2006

 Shares Description                                                            Value
------------------------------------------------------------------------------------
        Health Care Equipment & Supplies - 2.9%

345,900 Baxter International Inc.                                    $    15,724,614
------------------------------------------------------------------------------------
        Hotels, Restaurants & Leisure - 4.5%

295,750 Intercontinental Hotels Group PLC, ADR                             5,217,030

484,050 McDonald's Corporation                                            18,936,036
------------------------------------------------------------------------------------
        Total Hotels, Restaurants & Leisure                               24,153,066
        ---------------------------------------------------------------------------
        Industrial Conglomerates - 4.2%

481,600 General Electric Company                                          17,000,480

 62,850 Textron Inc.                                                       5,499,375
------------------------------------------------------------------------------------
        Total Industrial Conglomerates                                    22,499,855
        ---------------------------------------------------------------------------
        Insurance - 6.7%

261,050 American International Group, Inc.                                17,297,173

217,844 Aon Corporation                                                    7,378,376

239,850 St. Paul Travelers Companies, Inc.                                11,246,567
------------------------------------------------------------------------------------
        Total Insurance                                                   35,922,116
        ---------------------------------------------------------------------------
        Media - 0.6%

 87,200 Viacom Inc., Class B, (1)                                          3,242,096
------------------------------------------------------------------------------------
        Metals & Mining - 1.0%

 28,150 Rio Tinto PLC, Sponsored ADR                                       5,338,085
------------------------------------------------------------------------------------
        Multiline Retail - 1.5%

147,650 Target Corporation                                                 8,157,663
------------------------------------------------------------------------------------
        Multi-Utilities - 2.5%

174,900 Dominion Resources, Inc.                                          13,378,101
------------------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels - 9.9%

179,700 Hess Corporation                                                   7,443,174

373,200 Exxon Mobil Corporation                                           25,041,720

195,200 Occidental Petroleum Corporation                                   9,391,072

165,500 Total SA, Sponsored ADR                                           10,913,070
------------------------------------------------------------------------------------
        Total Oil, Gas & Consumable Fuels                                 52,789,036
        ---------------------------------------------------------------------------
        Paper & Forest Products - 1.7%

259,900 International Paper Company                                        9,000,337
------------------------------------------------------------------------------------
        Pharmaceuticals - 4.8%

364,000 Bristol-Myers Squibb Company                                       9,070,880

286,900 Norvatis AG, ADR                                                  16,766,436
------------------------------------------------------------------------------------
        Total Pharmaceuticals                                             25,837,316
        ---------------------------------------------------------------------------
        Road & Rail - 2.7%

224,200 CSX Corporation                                                    7,360,486

155,100 Norfolk Southern Corporation                                       6,832,155
------------------------------------------------------------------------------------
        Total Road & Rail                                                 14,192,641
        ---------------------------------------------------------------------------
        Semiconductors & Equipment - 0.8%

124,937 Microchip Technology Incorporated                                  4,050,458
------------------------------------------------------------------------------------
        Textiles, Apparel & Luxury Goods - 1.1%

 67,850 Nike Inc., Class B                                                 5,945,017
------------------------------------------------------------------------------------

----
2

 Shares Description                                                            Value
---------------------------------------------------------------------------------------
        Tobacco - 3.3%

229,500 Altria Group, Inc.                                           $    17,568,225
---------------------------------------------------------------------------------------
        Total Common Stocks (cost $420,804,414)                          530,242,574
        ---------------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity           Value
---------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 1.7%

   $   8,854 Repurchase Agreement with State Street Bank, dated 9/29/06,  4.800% 10/02/06 $    8,853,818
              repurchase price $8,857,360, collateralized by $6,840,000
              U.S. Treasury Bonds, 7.875%, due 2/15/21, value $9,037,350
---------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $8,853,818)                                    8,853,818
             ------------------------------------------------------------------------------------------
             Total Investments (cost $429,658,232) - 100.7%                                  539,096,392
             ------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (0.7)%                                           (3,615,410)
             ------------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $  535,480,982
             ------------------------------------------------------------------------------------------

           (1) Non-income producing.
           ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At September 30, 2006, the cost of investments was $432,311,882.

           Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

   -------------------------------------------------------------------------
   Gross unrealized:
     Appreciation                                            $  113,833,823
     Depreciation                                                (7,049,313)
   -------------------------------------------------------------------------
   Net unrealized appreciation (depreciation) of investments $  106,784,510
   -------------------------------------------------------------------------

----
3

Portfolio of Investments (Unaudited)
NUVEEN BALANCED STOCK AND BOND FUND
September 30, 2006

Shares Description                                                           Value
----------------------------------------------------------------------------------
       COMMON STOCKS - 57.8%

       Aerospace & Defense - 1.7%

23,050 Honeywell International Inc.                                 $      942,745
----------------------------------------------------------------------------------
       Beverages - 1.6%

14,200 PepsiCo, Inc.                                                       926,692
----------------------------------------------------------------------------------
       Biotechnology - 0.6%

11,200 MedImmune, Inc., (1)                                                327,152
----------------------------------------------------------------------------------
       Capital Markets - 2.5%

 4,100 Goldman Sachs Group, Inc.                                           693,597

 9,904 Morgan Stanley                                                      722,101
----------------------------------------------------------------------------------
       Total Capital Markets                                             1,415,698
       --------------------------------------------------------------------------
       Chemicals - 0.6%

11,600 Imperial Chemical Industries PLC, Sponsored ADR                     347,188
----------------------------------------------------------------------------------
       Commercial Banks - 4.7%

29,900 Bank of America Corporation                                       1,601,743

28,900 Wells Fargo & Company                                             1,045,602
----------------------------------------------------------------------------------
       Total Commercial Banks                                            2,647,345
       --------------------------------------------------------------------------
       Communications Equipment - 1.1%

25,500 Motorola, Inc.                                                      637,500
----------------------------------------------------------------------------------
       Computers & Peripherals - 2.3%

16,750 Hewlett-Packard Company                                             614,558

 8,300 International Business Machines Corporation (IBM)                   680,102
----------------------------------------------------------------------------------
       Total Computers & Peripherals                                     1,294,660
       --------------------------------------------------------------------------
       Containers & Packaging - 0.6%

 7,600 Temple Inland Inc.                                                  304,760
----------------------------------------------------------------------------------
       Diversified Financial Services - 4.6%

30,274 Citigroup Inc.                                                    1,503,710

23,500 JPMorgan Chase & Co.                                              1,103,560
----------------------------------------------------------------------------------
       Total Diversified Financial Services                              2,607,270
       --------------------------------------------------------------------------
       Diversified Telecommunication Services - 3.4%

28,700 BellSouth Corporation                                             1,226,925

40,400 Sprint Nextel Corporation                                           692,860
----------------------------------------------------------------------------------
       Total Diversified Telecommunication Services                      1,919,785
       --------------------------------------------------------------------------
       Electric Utilities - 2.9%

11,000 Entergy Corporation                                                 860,530

13,150 Exelon Corporation                                                  796,101
----------------------------------------------------------------------------------
       Total Electric Utilities                                          1,656,631
       --------------------------------------------------------------------------
       Electronic Equipment & Instruments - 0.6%

10,350 Agilent Technologies, Inc., (1)                                     338,342
----------------------------------------------------------------------------------
       Energy Equipment & Services - 0.7%

13,600 Halliburton Company                                                 386,920
----------------------------------------------------------------------------------
       Food & Staples Retailing - 1.9%

21,650 Wal-Mart Stores, Inc.                                             1,067,778
----------------------------------------------------------------------------------

----
4

Shares Description                                                           Value
----------------------------------------------------------------------------------
       Health Care Equipment & Supplies - 1.7%

21,350 Baxter International Inc.                                    $      970,571
----------------------------------------------------------------------------------
       Hotels, Restaurants & Leisure - 2.6%

18,600 Intercontinental Hotels Group PLC, ADR                              328,104

29,800 McDonald's Corporation                                            1,165,776
----------------------------------------------------------------------------------
       Total Hotels, Restaurants & Leisure                               1,493,880
       --------------------------------------------------------------------------
       Industrial Conglomerates - 2.4%

29,650 General Electric Company                                          1,046,645

 3,800 Textron Inc.                                                        332,500
----------------------------------------------------------------------------------
       Total Industrial Conglomerates                                    1,379,145
       --------------------------------------------------------------------------
       Insurance - 3.9%

16,350 American International Group, Inc.                                1,083,351

13,399 Aon Corporation                                                     453,824

14,750 St. Paul Travelers Companies, Inc.                                  691,628
----------------------------------------------------------------------------------
       Total Insurance                                                   2,228,803
       --------------------------------------------------------------------------
       Media - 0.4%

 5,500 Viacom Inc., Class B, (1)                                           204,490
----------------------------------------------------------------------------------
       Metals & Mining - 0.6%

 1,800 Rio Tinto PLC, Sponsored ADR                                        341,334
----------------------------------------------------------------------------------
       Multiline Retail - 0.9%

 9,150 Target Corporation                                                  505,538
----------------------------------------------------------------------------------
       Multi-Utilities - 1.4%

10,750 Dominion Resources, Inc.                                            822,268
----------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 5.8%

11,000 Hess Corporation                                                    455,620

23,750 Exxon Mobil Corporation                                           1,593,625

12,000 Occidental Petroleum Corporation                                    577,320

10,050 Total SA, Sponsored ADR                                             662,697
----------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                                 3,289,262
       --------------------------------------------------------------------------
       Paper & Forest Products - 1.0%

15,950 International Paper Company                                         552,349
----------------------------------------------------------------------------------
       Pharmaceuticals - 2.8%

22,650 Bristol-Myers Squibb Company                                        564,438

17,700 Norvatis AG, ADR                                                  1,034,388
----------------------------------------------------------------------------------
       Total Pharmaceuticals                                             1,598,826
       --------------------------------------------------------------------------
       Road & Rail - 1.5%

13,800 CSX Corporation                                                     453,054

 9,550 Norfolk Southern Corporation                                        420,678
----------------------------------------------------------------------------------
       Total Road & Rail                                                   873,732
       --------------------------------------------------------------------------
       Semiconductors & Equipment - 0.5%

 7,757 Microchip Technology Incorporated                                   251,482
----------------------------------------------------------------------------------
       Textiles, Apparel & Luxury Goods - 0.6%

 4,150 Nike Inc., Class B                                                  363,623
----------------------------------------------------------------------------------

----
5

Portfolio of Investments (Unaudited)
NUVEEN BALANCED STOCK AND BOND FUND (continued)
September 30, 2006

Shares Description                                                           Value
----------------------------------------------------------------------------------
       Tobacco - 1.9%

14,150 Altria Group, Inc.                                           $    1,083,179
----------------------------------------------------------------------------------
       Total Common Stocks (cost $25,679,749)                           32,778,948
       --------------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity          Value
--------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 40.3%

     $ 4,300 United States of America Treasury Notes                      3.125%  1/31/07     4,274,806

       2,435 United States of America Treasury Notes                      4.250% 11/15/13     2,382,595

       4,275 United States of America Treasury Notes                      4.750% 11/15/08     4,282,179

       3,880 United States of America Treasury Notes                      5.750%  8/15/10     4,039,142

       1,480 United States of America Treasury Bonds                      6.000%  2/15/26     1,693,792

       2,935 United States of America Treasury Bonds                      7.250%  5/15/16     3,518,563

       2,150 United States of America Treasury Bonds                      7.250%  8/15/22     2,721,934
--------------------------------------------------------------------------------------------------------
     $21,455 Total U.S. Government and Agency Obligations (cost                              22,913,011
              $22,301,997)
--------------------------------------------------------------------------------------------------------
------------
             SHORT-TERM INVESTMENTS - 2.3%

     $ 1,326 Repurchase Agreement with State Street Bank, dated 9/29/06,  4.800% 10/02/06     1,326,244
              repurchase price $1,326,775, collateralized by $1,315,000
              U.S. Treasury Notes, 4.875%, due 5/31/11, value $1,352,806
--------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $1,326,244)                                   1,326,244
             -----------------------------------------------------------------------------------------
             Total Investments (cost $49,307,990) - 100.4%                                   57,018,203
             -----------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (0.4)%                                            (229,953)
             -----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $  56,788,250
             -----------------------------------------------------------------------------------------

           (1) Non-income producing.
           ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on debt securities, if any, timing differences in recognizing amortization of premium on taxable debt investments and timing differences in recognizing certain gains and losses on investment transactions.

           At September 30, 2006, the cost of investments was $49,772,271.

           Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

    ------------------------------------------------------------------------
    Gross unrealized:
      Appreciation                                            $   7,794,800
      Depreciation                                                 (548,868)
    ------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) of investments $   7,245,932
    ------------------------------------------------------------------------

----
6

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND
September 30, 2006

Shares Description                                                           Value
----------------------------------------------------------------------------------
       COMMON STOCKS - 39.8%

       Aerospace & Defense - 1.1%

21,350 Honeywell International Inc.                                 $      873,215
----------------------------------------------------------------------------------
       Beverages - 1.1%

13,550 PepsiCo, Inc.                                                       884,273
----------------------------------------------------------------------------------
       Biotechnology - 0.4%

10,200 MedImmune, Inc., (1)                                                297,942
----------------------------------------------------------------------------------
       Capital Markets - 1.7%

 3,850 Goldman Sachs Group, Inc.                                           651,304

 9,305 Morgan Stanley                                                      678,428
----------------------------------------------------------------------------------
       Total Capital Markets                                             1,329,732
       --------------------------------------------------------------------------
       Chemicals - 0.4%

11,200 Imperial Chemical Industries PLC, Sponsored ADR                     335,216
----------------------------------------------------------------------------------
       Commercial Banks - 3.2%

28,400 Bank of America Corporation                                       1,521,388

27,600 Wells Fargo & Company                                               998,568
----------------------------------------------------------------------------------
       Total Commercial Banks                                            2,519,956
       --------------------------------------------------------------------------
       Communications Equipment - 0.8%

25,150 Motorola, Inc.                                                      628,750
----------------------------------------------------------------------------------
       Computers & Peripherals - 1.6%

16,050 Hewlett-Packard Company                                             588,875

 8,050 International Business Machines Corporation (IBM)                   659,617
----------------------------------------------------------------------------------
       Total Computers & Peripherals                                     1,248,492
       --------------------------------------------------------------------------
       Containers & Packaging - 0.4%

 7,300 Temple Inland Inc.                                                  292,730
----------------------------------------------------------------------------------
       Diversified Financial Services - 3.2%

28,910 Citigroup Inc.                                                    1,435,960

22,350 JPMorgan Chase & Co.                                              1,049,556
----------------------------------------------------------------------------------
       Total Diversified Financial Services                              2,485,516
       --------------------------------------------------------------------------
       Diversified Telecommunication Services - 2.4%

27,300 BellSouth Corporation                                             1,167,075

39,500 Sprint Nextel Corporation                                           677,425
----------------------------------------------------------------------------------
       Total Diversified Telecommunication Services                      1,844,500
       --------------------------------------------------------------------------
       Electric Utilities - 2.0%

10,750 Entergy Corporation                                                 840,973

11,800 Exelon Corporation                                                  714,372
----------------------------------------------------------------------------------
       Total Electric Utilities                                          1,555,345
       --------------------------------------------------------------------------
       Electronic Equipment & Instruments - 0.4%

 9,800 Agilent Technologies, Inc., (1)                                     320,362
----------------------------------------------------------------------------------
       Energy Equipment & Services - 0.5%

13,000 Halliburton Company                                                 369,850
----------------------------------------------------------------------------------
       Food & Staples Retailing - 1.3%

20,550 Wal-Mart Stores, Inc.                                             1,013,526
----------------------------------------------------------------------------------
       Health Care Equipment & Supplies - 1.2%

20,400 Baxter International Inc.                                           927,384
----------------------------------------------------------------------------------

----
7

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND (continued)
September 30, 2006

Shares Description                                                           Value
-------------------------------------------------------------------------------------
       Hotels, Restaurants & Leisure - 1.8%

17,500 Intercontinental Hotels Group PLC, ADR                       $      308,700

28,400 McDonald's Corporation                                            1,111,008
-------------------------------------------------------------------------------------
       Total Hotels, Restaurants & Leisure                               1,419,708
       --------------------------------------------------------------------------
       Industrial Conglomerates - 1.7%

28,250 General Electric Company                                            997,225

 3,600 Textron Inc.                                                        315,000
-------------------------------------------------------------------------------------
       Total Industrial Conglomerates                                    1,312,225
       --------------------------------------------------------------------------
       Insurance - 2.7%

15,600 American International Group, Inc.                                1,033,656

12,800 Aon Corporation                                                     433,536

14,100 St. Paul Travelers Companies, Inc.                                  661,149
-------------------------------------------------------------------------------------
       Total Insurance                                                   2,128,341
       --------------------------------------------------------------------------
       Media - 0.1%

 5,100 Viacom Inc., Class B, (1)                                           189,618
-------------------------------------------------------------------------------------
       Metals & Mining - 0.4%

 1,650 Rio Tinto PLC, Sponsored ADR                                        312,890
-------------------------------------------------------------------------------------
       Multiline Retail - 0.6%

 8,650 Target Corporation                                                  477,913
-------------------------------------------------------------------------------------
       Multi-Utilities - 1.0%

10,300 Dominion Resources, Inc.                                            787,847
-------------------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 4.0%

10,550 Hess Corporation                                                    436,981

22,000 Exxon Mobil Corporation                                           1,476,200

11,600 Occidental Petroleum Corporation                                    558,076

 9,700 Total SA, Sponsored ADR                                             639,618
-------------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                                 3,110,875
       --------------------------------------------------------------------------
       Paper & Forest Products - 0.7%

15,300 International Paper Company                                         529,839
-------------------------------------------------------------------------------------
       Pharmaceuticals - 1.9%

21,400 Bristol-Myers Squibb Company                                        533,288

16,800 Norvatis AG, ADR                                                    981,792
-------------------------------------------------------------------------------------
       Total Pharmaceuticals                                             1,515,080
       --------------------------------------------------------------------------
       Road & Rail - 1.1%

13,300 CSX Corporation                                                     436,639

 9,100 Norfolk Southern Corporation                                        400,855
-------------------------------------------------------------------------------------
       Total Road & Rail                                                   837,494
       --------------------------------------------------------------------------
       Semiconductors & Equipment - 0.3%

 7,261 Microchip Technology Incorporated                                   235,402
-------------------------------------------------------------------------------------
       Textiles, Apparel & Luxury Goods - 0.5%

 4,100 Nike Inc., Class B                                                  359,242
-------------------------------------------------------------------------------------
       Tobacco - 1.3%

13,450 Altria Group, Inc.                                                1,029,595
-------------------------------------------------------------------------------------
       Total Common Stocks (cost $24,389,152)                           31,172,858
       --------------------------------------------------------------------------

----
8

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (2) Ratings (3)              Value
------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS - 59.0%

             California - 6.7%

  $    1,000 Alameda Corridor Transportation Authority, California,       10/17 at 100.00         AAA     $      806,750
              Subordinate Lien Revenue Bonds, Series 2004A, 0.000%,
              10/01/25 - AMBAC Insured

         500 Calleguas-Las Virgenes Public Finance Authority,              7/13 at 100.00         AAA            545,765
              California, Water Revenue Bonds, Calleguas Municipal Water
              District, Series 2003B, 5.250%, 7/01/19 - MBIA Insured

         735 Northern California Power Agency, Revenue Bonds, Geothermal     No Opt. Call          A2            744,658
              Project 3, Series 1993, 5.650%, 7/01/07

         250 Orange County, California, Refunding Recovery Bonds, Series     No Opt. Call         AAA            272,113
              1995A, 6.000%, 6/01/10 - MBIA Insured (ETM)

       1,495 Palmdale Civic Authority, California, Revenue Refinancing     7/07 at 102.00         AAA          1,542,601
              Bonds, Civic Center Project, Series 1997A, 5.375%, 7/01/12
              - MBIA Insured

       1,000 San Diego County, California, Certificates of                 9/09 at 101.00        Baa3 (4)      1,058,950
              Participation, Burnham Institute, Series 1999,
              5.700%, 9/01/11 (Pre-refunded 9/01/09)

         250 San Diego County, California, Certificates of                 9/15 at 102.00        Baa3            256,770
              Participation, Burnham Institute, Series 2006,
              5.000%, 9/01/34
------------------------------------------------------------------------------------------------------------------------
       5,230 Total California                                                                                  5,227,607
------------------------------------------------------------------------------------------------------------------------
             Colorado - 6.7%

         750 Colorado Health Facilities Authority, Revenue Bonds,         12/16 at 100.00          AA            790,628
              Longmont United Hospital, Series 2006B, 5.000%, 12/01/23 -
              RAAI Insured

         250 Colorado Health Facilities Authority, Revenue Bonds, Vail     1/15 at 100.00        BBB+            263,137
              Valley Medical Center, Series 2004, 5.000%, 1/15/17

       1,000 Denver City and County, Colorado, Airport Special             1/09 at 101.00         AAA          1,052,020
              Facilities Revenue Bonds, Rental Car Projects, Series
              1999A, 6.000%, 1/01/13 - MBIA Insured (Alternative Minimum
              Tax)

       1,000 Denver City and County, Colorado, Airport System Revenue     11/06 at 102.00         AAA          1,022,000
              Bonds, Series 1996B, 5.625%, 11/15/08 (Pre-refunded
              11/15/06) - MBIA Insured (Alternative Minimum Tax)

       2,000 E-470 Public Highway Authority, Colorado, Toll Revenue          No Opt. Call         AAA            435,820
              Bonds, Series 2004B, 0.000%, 3/01/36 - MBIA Insured

       2,000 Metropolitan Football Stadium District, Colorado, Sales Tax     No Opt. Call         AAA          1,641,000
              Revenue Bonds, Series 1999A, 0.000%, 1/01/12 - MBIA Insured

         160 Northwest Parkway Public Highway Authority, Colorado,          6/11 at 38.04         AAA             49,883
              Senior Lien Revenue Bonds, Series 2001B, 0.000%, 6/15/27 -
              AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
       7,160 Total Colorado                                                                                    5,254,488
------------------------------------------------------------------------------------------------------------------------
             Connecticut - 1.2%

         785 Connecticut Development Authority, First Mortgage Gross      12/06 at 103.00        BBB+            793,038
              Revenue Refunding Healthcare Bonds, Elim Park Baptist Home
              Inc., Series 1998A, 4.875%, 12/01/07

         185 Connecticut Health and Educational Facilities Authority,        No Opt. Call         BB+            185,516
              Revenue Bonds, Hospital for Special Care, Series 1997B,
              5.125%, 7/01/07
------------------------------------------------------------------------------------------------------------------------
         970 Total Connecticut                                                                                   978,554
------------------------------------------------------------------------------------------------------------------------
             District of Columbia - 0.5%

         255 District of Columbia, General Obligation Refunding Bonds,       No Opt. Call         AAA            280,163
              Series 1994A-1, 6.500%, 6/01/10 - MBIA Insured

         130 Washington Convention Center Authority, District of          10/08 at 101.00         AAA            134,356
              Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series
              1998, 5.000%, 10/01/21 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
         385 Total District of Columbia                                                                          414,519
------------------------------------------------------------------------------------------------------------------------
             Idaho - 0.3%

         205 Idaho Housing and Finance Association, Single Family          1/07 at 102.00         Aa3            208,799
              Mortgage Bonds, Series 1997D, 5.950%, 7/01/09 (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------------

----
9

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND (continued)
September 30, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (2) Ratings (3)              Value
------------------------------------------------------------------------------------------------------------------------
             Illinois - 4.9%

  $      870 Bolingbrook, Will and DuPage Counties, Illinois,                No Opt. Call         AAA     $      943,646
              Residential Mortgage Revenue Bonds, Series 1979, 7.500%,
              8/01/10 - FGIC Insured (ETM)

             Chicago Board of Education, Illinois, Unlimited Tax General
             Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
       2,205  0.000%, 12/01/24 - FGIC Insured                                No Opt. Call         AAA            987,443
       2,205  0.000%, 12/01/29 - FGIC Insured                                No Opt. Call         AAA            779,159

          65 Chicago, Illinois, General Obligation Refunding Bonds,        1/08 at 100.00         AAA             65,970
              Series 1996B, 5.125%, 1/01/25 - FGIC Insured

             Illinois Development Finance Authority, Economic
             Development Revenue Bonds, Latin School of Chicago, Series
             1998:
         270  5.200%, 8/01/11 (Pre-refunded 8/01/08)                       8/08 at 100.00        Baa2 (4)        277,196
         200  5.250%, 8/01/12 (Pre-refunded 8/01/08)                       8/08 at 100.00        Baa2 (4)        205,506
         580  5.300%, 8/01/13 (Pre-refunded 8/01/08)                       8/08 at 100.00        Baa2 (4)        596,478
------------------------------------------------------------------------------------------------------------------------
       6,395 Total Illinois                                                                                    3,855,398
------------------------------------------------------------------------------------------------------------------------
             Indiana - 1.1%

         860 St. Joseph County Hospital Authority, Indiana, Revenue        2/08 at 101.00         AAA            864,764
              Bonds, Memorial Health System, Series 1998A, 4.625%,
              8/15/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------
             Iowa - 1.3%

         970 Iowa Finance Authority, Health Facility Revenue Bonds, Care   7/16 at 100.00        BBB-            983,017
              Initiatives Project, Series 2006A, 5.000%, 7/01/19
------------------------------------------------------------------------------------------------------------------------
             Louisiana - 0.5%

         340 Louisiana Public Facilities Authority, Revenue Bonds, Baton   7/14 at 100.00         AAA            364,215
              Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
              MBIA Insured
------------------------------------------------------------------------------------------------------------------------
             Maine - 0.4%

         255 Winslow, Maine, General Obligation Tax Increment Financing    3/07 at 102.00         AAA            262,245
              Bonds, Crowe Rope Industries, Series 1997A, 6.000%,
              3/01/11 - MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Massachusetts - 2.0%

         885 Massachusetts Development Finance Agency, Resource Recovery  12/08 at 102.00         BBB            911,152
              Revenue Bonds, Ogden Haverhill Associates, Series 1998B,
              5.200%, 12/01/13 (Alternative Minimum Tax)

         590 Massachusetts Turnpike Authority, Western Turnpike Revenue    1/07 at 100.00         AAA            627,093
              Bonds, Series 1997A, 5.550%, 1/01/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------
       1,475 Total Massachusetts                                                                               1,538,245
------------------------------------------------------------------------------------------------------------------------
             Michigan - 0.7%

         540 Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00         BB-            550,147
              Bonds, Detroit Medical Center Obligated Group, Series
              1998A, 5.000%, 8/15/13
------------------------------------------------------------------------------------------------------------------------
             Minnesota - 0.7%

         500 Minnesota, General Obligation Bonds, Series 1998, 5.000%,    11/08 at 100.00         AAA            513,595
              11/01/17
------------------------------------------------------------------------------------------------------------------------
             Mississippi - 1.3%

         500 Jones County, Mississippi, Hospital Revenue Bonds, South     12/07 at 100.00        BBB+ (4)        509,855
              Central Regional Medical Center, Series 1997, 5.400%,
              12/01/11 (Pre-refunded 12/01/07)

         500 Mississippi Development Bank, Revenue Bonds, Mississippi      3/16 at 100.00         AAA            534,255
              Municipal Energy Agency, Mississippi Power, Series 2006A,
              5.000%, 3/01/21 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------
       1,000 Total Mississippi                                                                                 1,044,110
------------------------------------------------------------------------------------------------------------------------
             Missouri - 1.2%

       1,000 Kansas City Municipal Assistance Corporation, Missouri,         No Opt. Call         AAA            400,010
              Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 -
              AMBAC Insured

         500 Missouri Joint Municipal Electric Utility Commission, Plum    1/16 at 100.00         AAA            536,530
              Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/21
              - MBIA Insured
------------------------------------------------------------------------------------------------------------------------
       1,500 Total Missouri                                                                                      936,540
------------------------------------------------------------------------------------------------------------------------

----
10

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (2) Ratings (3)              Value
------------------------------------------------------------------------------------------------------------------------
             Nevada - 0.7%

  $      480 Clark County, Nevada, Motor Vehicle Fuel Tax Highway          7/13 at 100.00         AAA     $      517,406
              Improvement Revenue Bonds, Series 2003, 5.125%, 7/01/17 -
              AMBAC Insured

          25 Nevada Housing Division, Single Family Mortgage Bonds,        4/07 at 102.00         Aa3             25,234
              Mezzanine Series 1997B-1, 6.000%, 4/01/15 (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
         505 Total Nevada                                                                                        542,640
------------------------------------------------------------------------------------------------------------------------
             New Hampshire - 1.9%

       1,050 New Hampshire Higher Educational and Health Facilities        1/07 at 102.00        BBB-          1,075,578
              Authority, Revenue Bonds, New Hampshire College, Series
              1997, 6.200%, 1/01/12

         400 New Hampshire Higher Educational and Health Facilities        1/07 at 102.00        BBB- (4)        410,604
              Authority, Revenue Bonds, New Hampshire College, Series
              1997, 6.200%, 1/01/12 (Pre-refunded 1/01/07)
------------------------------------------------------------------------------------------------------------------------
       1,450 Total New Hampshire                                                                               1,486,182
------------------------------------------------------------------------------------------------------------------------
             New Jersey - 1.1%

         500 New Jersey Transportation Trust Fund Authority,                 No Opt. Call         AAA            570,455
              Transportation System Bonds, Series 2006A,
              5.250%, 12/15/22 - FSA Insured

         275 Tobacco Settlement Financing Corporation, New Jersey,         6/12 at 100.00         BBB            289,743
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              5.750%, 6/01/32
------------------------------------------------------------------------------------------------------------------------
         775 Total New Jersey                                                                                    860,198
------------------------------------------------------------------------------------------------------------------------
             New York - 6.5%

         500 Dormitory Authority of the State of New York, FHA-Insured     2/15 at 100.00         AAA            536,745
              Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
              5.000%, 2/01/19 - FGIC Insured

         125 New York City, New York, General Obligation Bonds, Fiscal    11/06 at 101.50         AA-            127,090
              Series 1997D, 5.875%, 11/01/11

           5 New York City, New York, General Obligation Bonds, Fiscal    11/06 at 101.50         AA- (4)          5,085
              Series 1997D, 5.875%, 11/01/11 (Pre-refunded 11/01/06)

         360 New York City, New York, General Obligation Bonds, Fiscal     4/07 at 101.00         AA- (4)        368,485
              Series 1997I, 6.000%, 4/15/09 (Pre-refunded 4/15/07)

         700 New York City, New York, General Obligation Bonds, Fiscal     8/07 at 101.00         AA-            716,597
              Series 1998D, 5.500%, 8/01/10

         300 New York City, New York, General Obligation Bonds, Fiscal     8/07 at 101.00         AA- (4)        308,004
              Series 1998D, 5.500%, 8/01/10 (Pre-refunded 8/01/07)

             New York State Tobacco Settlement Financing Corporation,
             Tobacco Settlement Asset-Backed and State Contingency
             Contract-Backed Bonds, Series 2003B-1C:
       1,000  5.500%, 6/01/15                                              6/10 at 100.00         AA-          1,059,280
         500  5.500%, 6/01/16                                              6/11 at 100.00         AA-            536,600

       1,430 New York State Urban Development Corporation, Service           No Opt. Call         AAA          1,450,406
              Contract Revenue Bonds, Youth Facilities, Series 1997,
              6.500%, 4/01/07
------------------------------------------------------------------------------------------------------------------------
       4,920 Total New York                                                                                    5,108,292
------------------------------------------------------------------------------------------------------------------------
             North Carolina - 2.2%

         515 North Carolina Eastern Municipal Power Agency, Power System   1/08 at 101.00         AAA            529,925
              Revenue Refunding Bonds, Series 1997A, 5.375%, 1/01/24 -
              MBIA Insured

       1,065 North Carolina Municipal Power Agency 1, Catawba Electric       No Opt. Call         AAA          1,189,637
              Revenue Bonds, Series 1980, 10.500%, 1/01/10 (ETM)
------------------------------------------------------------------------------------------------------------------------
       1,580 Total North Carolina                                                                              1,719,562
------------------------------------------------------------------------------------------------------------------------
             Ohio - 1.3%

       1,000 Lorain County, Ohio, Healthcare Facilities Revenue            2/08 at 101.00         BBB          1,019,220
              Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%,
              2/01/12
------------------------------------------------------------------------------------------------------------------------
             Oklahoma - 1.9%

         470 Edmond Public Works Authority, Oklahoma, Utility System       7/09 at 100.00         AAA            495,371
              Revenue Refunding Bonds, Series 1999, 5.600%, 7/01/19
              (Pre-refunded 7/01/09) - AMBAC Insured

----
11

Portfolio of Investments (Unaudited)
NUVEEN BALANCED MUNICIPAL AND STOCK FUND (continued)
September 30, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (2) Ratings (3)              Value
------------------------------------------------------------------------------------------------------------------------
             Oklahoma (continued)

  $    1,000 Oklahoma State Industries Authority, Health System Revenue      No Opt. Call         AAA     $    1,020,720
              Refunding Bonds, Baptist Medical Center, Series 1995D,
              6.000%, 8/15/07 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
       1,470 Total Oklahoma                                                                                    1,516,091
------------------------------------------------------------------------------------------------------------------------
             Oregon - 0.6%

         470 Oregon Housing and Community Services Department, Single      1/14 at 100.00         Aa2            485,834
              Family Mortgage Revenue Bonds, Series 2004H, 5.125%,
              1/01/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Rhode Island - 1.0%

         760 Providence, Rhode Island, General Obligation Bonds, Series    7/07 at 101.00         AAA            782,352
              1997A, 6.000%, 7/15/09 (Pre-refunded 7/15/07) - FSA Insured
------------------------------------------------------------------------------------------------------------------------
             South Carolina - 3.5%

         250 Dorchester County School District 2, South Carolina,         12/14 at 100.00           A            267,718
              Installment Purchase Revenue Bonds, GROWTH, Series 2004,
              5.250%, 12/01/20

       1,000 Greenville County School District, South Carolina,           12/12 at 101.00         AA- (4)      1,131,100
              Installment Purchase Revenue Bonds, Series 2002, 5.875%,
              12/01/19 (Pre-refunded 12/01/12)

         500 Medical University Hospital Authority, South Carolina,        8/14 at 100.00         AAA            541,325
              FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%,
              8/15/20 - MBIA Insured

         775 Tobacco Settlement Revenue Management Authority, South        5/11 at 101.00         BBB            823,329
              Carolina, Tobacco Settlement Asset-Backed Bonds, Series
              2001B, 6.000%, 5/15/22
------------------------------------------------------------------------------------------------------------------------
       2,525 Total South Carolina                                                                              2,763,472
------------------------------------------------------------------------------------------------------------------------
             Texas - 4.3%

       2,000 Abilene Higher Education Authority, Inc., Texas, Student     11/08 at 100.00         Aa3          2,028,136
              Loan Revenue Bonds, Subordinate Series 1998B, 5.050%,
              7/01/13 (Alternative Minimum Tax)

         500 Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax      12/11 at 100.00         AAA            516,400
              Revenue Bonds, Series 2001, 5.000%, 12/01/31 - AMBAC
              Insured

       1,000 Harris County-Houston Sports Authority, Texas, Junior Lien      No Opt. Call         AAA            332,350
              Revenue Bonds, Series 2001H, 0.000%, 11/15/30 - MBIA
              Insured

         630 Houston, Texas, Hotel Occupancy Tax and Special Revenue         No Opt. Call         AAA            214,748
              Bonds, Convention and Entertainment Project, Series 2001B,
              0.000%, 9/01/30 - AMBAC Insured

         250 San Antonio, Texas, Airport System Improvement Revenue        1/07 at 101.00         AAA            252,838
              Bonds, Series 1996, 5.700%, 7/01/09 - FGIC Insured
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
       4,380 Total Texas                                                                                       3,344,472
------------------------------------------------------------------------------------------------------------------------
             Utah - 0.3%

         200 Utah State Board of Regents, Student Loan Revenue Bonds,     11/06 at 101.00         AAA            203,842
              Series 1995N, 6.000%, 5/01/08 - AMBAC Insured (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             Virginia - 0.3%

         250 Fairfax County Industrial Development Authority, Virginia,    2/08 at 101.00         AA+            253,987
              Healthcare Revenue Refunding Bonds, Inova Health System,
              Series 1998A, 5.000%, 8/15/25
------------------------------------------------------------------------------------------------------------------------
             Washington - 2.6%

         750 Central Puget Sound Regional Transit Authority, Washington,   2/09 at 101.00         AAA            758,378
              Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999,
              4.750%, 2/01/28 - FGIC Insured

         465 Cowlitz County Public Utilities District 1, Washington,       9/14 at 100.00         AAA            492,565
              Electric Production Revenue Bonds, Series 2004, 5.000%,
              9/01/22 - FGIC Insured

         700 Washington State Tobacco Settlement Authority, Tobacco        6/13 at 100.00         BBB            769,293
              Settlement Asset-Backed Revenue Bonds, Series 2002,
              6.500%, 6/01/26
------------------------------------------------------------------------------------------------------------------------
       1,915 Total Washington                                                                                  2,020,236
------------------------------------------------------------------------------------------------------------------------
             West Virginia - 0.6%

         500 West Virginia Hospital Finance Authority, Revenue Bonds,      6/16 at 100.00         AAA            506,435
              United Hospital Center Inc. Project, Series 2006A, 4.500%,
              6/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------

----
12

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (2) Ratings (3)          Value
-------------------------------------------------------------------------------------------------------------------
             Wisconsin - 0.7%

  $      520 Badger Tobacco Asset Securitization Corporation, Wisconsin,  6/12 at 100.00         BBB $      562,622
              Tobacco Settlement Asset-Backed Bonds, Series 2002,
              6.375%, 6/01/32
-------------------------------------------------------------------------------------------------------------------
  $   51,005 Total Municipal Bonds (cost $44,543,177)                                                    46,171,680
-------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $68,932,329) - 98.8%                                                77,344,538
             -----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.2%                                                           954,096
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                       $   78,298,634
             -----------------------------------------------------------------------------------------------------

           (1) Non-income producing.
           (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
         (ETM) Escrowed to maturity.
           ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At September 30, 2006, the cost of investments was $69,062,920.

           Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

    ------------------------------------------------------------------------
    Gross unrealized:
      Appreciation                                            $   8,712,247
      Depreciation                                                 (430,629)
    ------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) of investments $   8,281,618
    ------------------------------------------------------------------------

----
13

Portfolio of Investments (Unaudited)
NUVEEN NWQ MULTI-CAP VALUE FUND
September 30, 2006

   Shares Description                                                              Value
----------------------------------------------------------------------------------------
          COMMON STOCKS - 91.5%

          Aerospace & Defense - 5.1%

  253,200 Lockheed Martin Corporation                                  $      21,790,392

  285,000 Northrop Grumman Corporation                                        19,399,950

  350,000 Raytheon Company                                                    16,803,500
----------------------------------------------------------------------------------------
          Total Aerospace & Defense                                           57,993,842
          -----------------------------------------------------------------------------
          Commercial Banks - 1.3%

   71,710 Bank of America Corporation                                          3,841,505

  200,000 Wachovia Corporation                                                11,160,000
----------------------------------------------------------------------------------------
          Total Commercial Banks                                              15,001,505
          -----------------------------------------------------------------------------
          Commercial Services & Supplies - 2.2%

  550,000 Pitney Bowes Inc.                                                   24,403,500
----------------------------------------------------------------------------------------
          Computers & Peripherals - 0.4%

2,200,000 Quantum Corporation, (1)                                             4,796,000
----------------------------------------------------------------------------------------
          Consumer Finance - 3.1%

1,385,400 Americredit Corp., (1)                                              34,621,146
----------------------------------------------------------------------------------------
          Containers & Packaging - 1.2%

  600,100 Packaging Corp. of America                                          13,922,320
----------------------------------------------------------------------------------------
          Diversified Financial Services - 1.9%

  450,000 JPMorgan Chase & Co.                                                21,132,000
----------------------------------------------------------------------------------------
          Diversified Telecommunication Services - 1.2%

  800,000 Sprint Nextel Corporation                                           13,720,000
----------------------------------------------------------------------------------------
          Electronic Equipment & Instruments - 1.6%

  549,152 Agilent Technologies Inc., (1)                                      17,951,779
----------------------------------------------------------------------------------------
          Food Products - 1.5%

1,081,000 Tyson Foods, Inc., Class A                                          17,166,280
----------------------------------------------------------------------------------------
          Gas Utilities - 1.0%

  369,000 Southwestern Energy Company, (1)                                    11,022,030
----------------------------------------------------------------------------------------
          Health Care Providers & Services - 1.5%

  437,300 Aetna Inc.                                                          17,295,215
----------------------------------------------------------------------------------------
          Independent Power Producers & Energy Traders - 1.8%

  452,900 NRG Energy Inc., (1)                                                20,516,370
----------------------------------------------------------------------------------------
          Insurance - 10.7%

  812,300 Aon Corporation                                                     27,512,601

  450,000 Genworth Financial Inc.                                             15,754,500

  433,800 Hartford Financial Services Group, Inc.                             37,632,150

  487,200 Loews Corporation                                                   18,464,880

  362,000 MGIC Investment Corporation                                         21,709,140
----------------------------------------------------------------------------------------
          Total Insurance                                                    121,073,271
          -----------------------------------------------------------------------------
          Machinery - 0.9%

  275,000 Ingersoll-Rand Company - Class A                                    10,444,500
----------------------------------------------------------------------------------------
          Media - 10.2%

  675,000 CBS Corporation, Class B                                            19,014,750

  555,700 Clear Channel Communications, Inc.                                  16,031,945

----
14

   Shares Description                                                              Value
------------------------------------------------------------------------------------------
          Media (continued)

  601,400 Comcast Corporation, Special Class A, (1)                    $      22,137,534

   73,751 Liberty Media Holding Corporation Capital, Class A, (1)              6,163,371

  368,758 Liberty Media Holding Corporation Interactive, Class A, (1)          7,515,288

1,200,000 Viacom Inc., Class B, (1)                                           44,616,000
------------------------------------------------------------------------------------------
          Total Media                                                        115,478,888
          -----------------------------------------------------------------------------
          Metals & Mining - 5.5%

  925,000 Barrick Gold Corporation                                            28,416,000

  200,000 POSCO, ADR                                                          12,986,000

  355,800 United States Steel Corporation                                     20,522,544
------------------------------------------------------------------------------------------
          Total Metals & Mining                                               61,924,544
          -----------------------------------------------------------------------------
          Oil, Gas & Consumable Fuels - 9.1%

  206,800 Apache Corporation                                                  13,069,760

  301,000 Nexen Inc.                                                          16,091,460

1,400,000 Noble Energy, Inc.                                                  63,826,000

  838,800 Warren Resources Inc., (1)                                          10,216,584
------------------------------------------------------------------------------------------
          Total Oil, Gas & Consumable Fuels                                  103,203,804
          -----------------------------------------------------------------------------
          Paper & Forest Products - 2.3%

  628,500 Bowater Incorporated                                                12,928,245

1,000,000 Sappi Limited, Sponsored ADR                                        12,730,000
------------------------------------------------------------------------------------------
          Total Paper & Forest Products                                       25,658,245
          -----------------------------------------------------------------------------
          Real Estate - 3.6%

  525,000 American Home Mortgage Investment Corp.                             18,306,750

2,187,070 Friedman, Billings, Ramsey Group, Inc., Class A                     17,562,172

  800,000 HomeBanc Corp.                                                       4,920,000
------------------------------------------------------------------------------------------
          Total Real Estate                                                   40,788,922
          -----------------------------------------------------------------------------
          Semiconductors & Equipment - 1.6%

  284,900 Freescale Semiconductor, Inc., (1)                                  10,840,445

  907,783 Mattson Technology, Inc., (1)                                        7,534,599
------------------------------------------------------------------------------------------
          Total Semiconductors & Equipment                                    18,375,044
          -----------------------------------------------------------------------------
          Software - 7.2%

3,450,677 CA Inc.                                                             81,746,538
------------------------------------------------------------------------------------------
          Thrifts & Mortgage Finance - 12.6%

1,175,000 Countrywide Financial Corporation                                   41,172,000

  750,000 Fannie Mae                                                          41,932,500

1,100,000 IndyMac Bancorp, Inc.                                               45,276,000

  241,400 Radian Group Inc.                                                   14,484,000
------------------------------------------------------------------------------------------
          Total Thrifts & Mortgage Finance                                   142,864,500
          -----------------------------------------------------------------------------
          Tobacco - 4.0%

  589,700 Altria Group, Inc.                                                  45,141,535
------------------------------------------------------------------------------------------
          Total Common Stocks (cost $939,275,639)                          1,036,241,778
          -----------------------------------------------------------------------------

----
15

Portfolio of Investments (Unaudited)
NUVEEN NWQ MULTI-CAP VALUE FUND (continued)
September 30, 2006


   Principal
Amount (000) Description                                                  Coupon Maturity            Value
----------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 8.3%

  $   93,346 Repurchase Agreement with State Street Bank, dated 9/29/06,  4.800% 10/02/06 $     93,346,015
              repurchase price $93,383,353, collateralized by:
              $73,910,000 U.S. Treasury Notes, 4.000%, due 2/15/14,
              value $71,507,925 $17,945,000 U.S. Treasury Bonds, 7.875%, due 2/15/21, value $23,709,831
----------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $93,346,015)                                    93,346,015
             --------------------------------------------------------------------------------------------
             Total Investments (cost $1,032,621,654) - 99.8%                                 1,129,587,793
             --------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.2%                                                1,773,654
             --------------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $  1,131,361,447
             --------------------------------------------------------------------------------------------

           (1) Non-income producing.
           ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At September 30, 2006, the cost of investments was $1,032,660,459.

           Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

  ---------------------------------------------------------------------------
  Gross unrealized:
    Appreciation                                            $    122,145,449
    Depreciation                                                 (25,218,115)
  ---------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investments $     96,927,334
  ---------------------------------------------------------------------------

----
16

Portfolio of Investments (Unaudited)
NUVEEN NWQ SMALL-CAP VALUE FUND
September 30, 2006

 Shares Description                                                           Value
-----------------------------------------------------------------------------------
        COMMON STOCKS - 92.5%

        Aerospace & Defense - 1.9%

149,000 Aeroflex Incorporated, (1)                                   $    1,531,720
-----------------------------------------------------------------------------------
        Auto Components - 0.6%

 31,000 Commercial Vehicle Group Inc., (1)                                  597,060
-----------------------------------------------------------------------------------
        Building Products - 3.7%

129,150 Griffon Corporation, (1)                                          3,082,810
-----------------------------------------------------------------------------------
        Commercial Banks - 1.9%

 60,765 Bancorp, Inc., (1)                                                1,548,900
-----------------------------------------------------------------------------------
        Communications Equipment - 1.9%

 48,300 CommScope Inc., (1)                                               1,587,138
-----------------------------------------------------------------------------------
        Computers & Peripherals - 1.1%

402,300 Quantum Corporation, (1)                                            877,014
-----------------------------------------------------------------------------------
        Containers & Packaging - 0.9%

 66,800 Smurfit-Stone Container Corporation, (1)                            748,160
-----------------------------------------------------------------------------------
        Electrical Equipment - 2.8%

 42,300 Lincoln Electric Holdings Inc.                                    2,303,235
-----------------------------------------------------------------------------------
        Electronic Equipment & Instruments - 5.8%

 70,300 General Cable Corporation, (1)                                    2,686,163

162,400 Keithley Instruments, Inc.                                        2,070,600
-----------------------------------------------------------------------------------
        Total Electronic Equipment & Instruments                          4,756,763
        --------------------------------------------------------------------------
        Food Products - 5.6%

222,900 Del Monte Foods Company                                           2,329,305

118,500 Premium Standard Farms Inc.                                       2,257,425
-----------------------------------------------------------------------------------
        Total Food Products                                               4,586,730
        --------------------------------------------------------------------------
        Household Durables - 2.2%

121,700 Hooker Furniture Corporation                                      1,784,122
-----------------------------------------------------------------------------------
        Household Products - 1.4%

 31,700 WD 40 Company                                                     1,130,739
-----------------------------------------------------------------------------------
        Insurance - 1.3%

 77,300 PMA Capital Corporation, Class A, (1)                               681,786

202,800 Quanta Capital Holdings Limited, (1)                                373,152
-----------------------------------------------------------------------------------
        Total Insurance                                                   1,054,938
        --------------------------------------------------------------------------
        Machinery - 10.7%

 60,700 Albany International Corporation, Class A                         1,931,474

 41,350 Kadant Inc., (1)                                                  1,015,556

 35,000 Kennametal Inc.                                                   1,982,750

 29,400 RBC Bearings Inc., (1)                                              710,010

133,100 Sauer-Danfoss, Inc.                                               3,191,738
-----------------------------------------------------------------------------------
        Total Machinery                                                   8,831,528
        --------------------------------------------------------------------------
        Metals & Mining - 7.8%

 33,000 Aleris International Inc., (1)                                    1,667,820

 74,800 Century Aluminum Company, (1)                                     2,517,020

100,900 Gibraltar Industries Inc.                                         2,237,962
-----------------------------------------------------------------------------------
        Total Metals & Mining                                             6,422,802
        --------------------------------------------------------------------------

----
17

Portfolio of Investments (Unaudited)
NUVEEN NWQ SMALL-CAP VALUE FUND (continued)
September 30, 2006

 Shares Description                                                           Value
-----------------------------------------------------------------------------------
        Multiline Retail - 3.7%

137,300 Casey's General Stores, Inc.                                 $    3,057,671
-----------------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels - 9.6%

126,000 Acergy S.A., Sponsored ADR, (1)                                   2,150,820

 50,000 Denbury Resources Inc., (1)                                       1,445,000

 89,050 Quest Resource Corporation, (1)                                     790,764

 48,950 Range Resources Corporation                                       1,235,498

191,300 Warren Resources Inc., (1)                                        2,330,034
-----------------------------------------------------------------------------------
        Total Oil, Gas & Consumable Fuels                                 7,952,116
        --------------------------------------------------------------------------
        Paper & Forest Products - 12.5%

111,800 Bowater Incorporated                                              2,299,726

178,700 Buckeye Technologies Inc., (1)                                    1,518,950

115,900 Glatfelter                                                        1,570,445

168,500 Sappi Limited, Sponsored ADR                                      2,145,005

203,100 Wausau Paper Corp.                                                2,741,850
-----------------------------------------------------------------------------------
        Total Paper & Forest Products                                    10,275,976
        --------------------------------------------------------------------------
        Real Estate - 5.9%

109,800 Anthracite Capital, Inc.                                          1,412,028

 93,700 HomeBanc Corp.                                                      576,255

116,500 New York Mortgage Trust, Inc.                                       449,690

 68,100 RAIT Investment Trust                                             1,964,685

 49,400 Sunset Financial Resources, Inc.                                    426,816
-----------------------------------------------------------------------------------
        Total Real Estate                                                 4,829,474
        --------------------------------------------------------------------------
        Road & Rail - 2.9%

140,000 Marten Transport, Ltd., (1)                                       2,392,600
-----------------------------------------------------------------------------------
        Semiconductors & Equipment - 1.4%

142,600 Mattson Technology, Inc., (1)                                     1,183,580
-----------------------------------------------------------------------------------
        Specialty Retail - 0.9%

 68,650 Hot Topic, Inc., (1)                                                764,761
-----------------------------------------------------------------------------------
        Textiles, Apparel & Luxury Goods - 3.5%

134,500 Fossil Inc., (1)                                                  2,897,130
-----------------------------------------------------------------------------------
        Thrifts & Mortgage Finance - 2.5%

 71,250 Franklin Bank Corporation, (1)                                    1,416,450

 15,600 IndyMac Bancorp, Inc.                                               642,096
-----------------------------------------------------------------------------------
        Total Thrifts & Mortgage Finance                                  2,058,546
        --------------------------------------------------------------------------
        Total Common Stocks (cost $75,674,714)                           76,255,513
        --------------------------------------------------------------------------

----
18

   Principal
Amount (000)  Description                                                  Coupon Maturity         Value
--------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 5.3%

  $    4,376  Repurchase Agreement with State Street Bank, dated           4.800% 10/02/06 $   4,375,592
               9/29/2006, repurchase price $4,377,342, collateralized by
               $4,530,000 U.S. Treasury Notes, 3.375%, due 11/15/08,
               value $4,467,713
--------------------------------------------------------------------------------------------------------
------------
              Total Short-Term Investments (cost $4,375,592)                                   4,375,592
              -----------------------------------------------------------------------------------------
              Total Investments (cost $80,050,306) - 97.8%                                    80,631,105
              -----------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.2%                                             1,790,509
              -----------------------------------------------------------------------------------------
              Net Assets - 100%                                                            $  82,421,614
              -----------------------------------------------------------------------------------------

           (1) Non-income producing.
           ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At September 30, 2006, the cost of investments was $80,202,763.

           Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

    ------------------------------------------------------------------------
    Gross unrealized:
      Appreciation                                            $   4,393,401
      Depreciation                                               (3,965,059)
    ------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) of investments $     428,342
    ------------------------------------------------------------------------

----
19

Portfolio of Investments (Unaudited)
NUVEEN NWQ GLOBAL VALUE FUND
September 30, 2006

Shares Description                                                           Value
----------------------------------------------------------------------------------
       COMMON STOCKS - 89.1%

       Aerospace & Defense - 3.1%

 1,950 Lockheed Martin Corporation                                  $      167,817

 2,150 Northrop Grumman Corporation                                        146,350

 2,850 Raytheon Company                                                    136,829
----------------------------------------------------------------------------------
       Total Aerospace & Defense                                           450,996
       --------------------------------------------------------------------------
       Auto Components - 1.3%

 2,650 Magna International Inc., Class A                                   193,530
----------------------------------------------------------------------------------
       Beverages - 0.8%

 8,000 Kirin Brewery Company Limited                                       106,802
----------------------------------------------------------------------------------
       Commercial Banks - 1.6%

 6,600 Wells Fargo & Company                                               238,788
----------------------------------------------------------------------------------
       Commercial Services & Supplies - 2.5%

 1,650 Dai Nippon Printing Co., Ltd., ADR                                   51,728

 9,000 Dai Nippon Printing Company, Limited                                138,895

 3,900 Pitney Bowes Inc.                                                   173,043
----------------------------------------------------------------------------------
       Total Commercial Services & Supplies                                363,666
       --------------------------------------------------------------------------
       Communications Equipment - 1.1%

 6,550 Motorola, Inc.                                                      163,750
----------------------------------------------------------------------------------
       Consumer Finance - 1.6%

    30 ACOM Company Limited, Sponsored ADR                                     323

   480 ACOM Company Limited                                                 20,480

 4,790 Takefuji Corporation                                                219,782
----------------------------------------------------------------------------------
       Total Consumer Finance                                              240,585
       --------------------------------------------------------------------------
       Diversified Financial Services - 3.5%

 6,050 Citigroup Inc.                                                      300,503

 4,600 JPMorgan Chase & Co.                                                216,016
----------------------------------------------------------------------------------
       Total Diversified Financial Services                                516,519
       --------------------------------------------------------------------------
       Diversified Telecommunication Services - 9.2%

 3,800 AT&T Inc.                                                           123,728

 5,760 Belgacom S.A.                                                       224,524

14,806 Chunghwa Telecom Co., Ltd., Sponsored ADR                           256,292

11,870 KT Corporation, Sponsored ADR                                       254,849

 5,180 Nippon Telegraph and Telephone Corporation, ADR                     127,065

 7,700 Sprint Nextel Corporation                                           132,055

98,700 Telecom Italia S.p.A.                                               237,798
----------------------------------------------------------------------------------
       Total Diversified Telecommunication Services                      1,356,311
       --------------------------------------------------------------------------
       Electric Utilities - 2.6%

   350 CLP Holdings Limited, ADR                                             2,100

 8,000 CLP Holdings Limited                                                 48,520

21,950 Enel SpA                                                            200,264

 7,060 Korea Electric Power Corporation, Sponsored ADR                     138,023
----------------------------------------------------------------------------------
       Total Electric Utilities                                            388,907
       --------------------------------------------------------------------------

----
20

Shares Description                                                           Value
-------------------------------------------------------------------------------------
       Electronic Equipment & Instruments - 1.9%

 2,556 Agilent Technologies Inc., (1)                               $       83,556

 9,800 Samsung SDI Company Ltd., Series 144A                               201,902
-------------------------------------------------------------------------------------
       Total Electronic Equipment & Instruments                            285,458
       --------------------------------------------------------------------------
       Energy Equipment & Services - 1.8%

   220 Areva CI                                                            133,516

 2,250 Technip SA                                                          127,877
-------------------------------------------------------------------------------------
       Total Energy Equipment & Services                                   261,393
       --------------------------------------------------------------------------
       Food & Staples Retailing - 0.9%

18,200 J. Sainsbury PLC                                                    127,958
-------------------------------------------------------------------------------------
       Food Products - 1.0%

 1,060 Associated British Foods PLC, ADR                                    16,434

 8,600 Tyson Foods, Inc., Class A                                          136,568
-------------------------------------------------------------------------------------
       Total Food Products                                                 153,002
       --------------------------------------------------------------------------
       Health Care Providers & Services - 1.1%

 4,100 Aetna Inc.                                                          162,155
-------------------------------------------------------------------------------------
       Household Durables - 0.5%

 4,000 Sekisui House, Ltd.                                                  60,512
-------------------------------------------------------------------------------------
       Household Products - 1.5%

 3,375 Kimberly-Clark Corporation                                          220,590
-------------------------------------------------------------------------------------
       Industrial Conglomerates - 3.2%

27,500 Alfa S.A.                                                           150,307

23,800 Tomkins PLC                                                         105,500

 7,800 Tyco International Ltd.                                             218,322
-------------------------------------------------------------------------------------
       Total Industrial Conglomerates                                      474,129
       --------------------------------------------------------------------------
       Insurance - 4.6%

 1,800 Aegon N.V.                                                           33,786

 4,250 Aon Corporation                                                     143,948

 5,550 Genworth Financial Inc.                                             194,306

 1,950 Hartford Financial Services Group, Inc.                             169,163

 2,300 MGIC Investment Corporation                                         137,931
-------------------------------------------------------------------------------------
       Total Insurance                                                     679,134
       --------------------------------------------------------------------------
       Leisure Equipment & Products - 1.3%

    70 Fuji Photo Film Co., Ltd., ADR                                        2,552

 5,100 Fuji Photo Film Co., Ltd.                                           186,083
-------------------------------------------------------------------------------------
       Total Leisure Equipment & Products                                  188,635
       --------------------------------------------------------------------------
       Media - 6.0%

 4,850 CBS Corporation, Class B                                            136,625

 3,500 Clear Channel Communications, Inc.                                  100,975

 3,800 Comcast Corporation, Special Class A, (1)                           139,878

   532 Liberty Media Holding Corporation Capital, Class A, (1)              44,459

 2,662 Liberty Media Holding Corporation Interactive, Class A, (1)          54,252

 9,850 Premiere AG, (1)                                                    131,398

 7,500 Viacom Inc., Class B, (1)                                           278,850
-------------------------------------------------------------------------------------
       Total Media                                                         886,437
       --------------------------------------------------------------------------

----
21

Portfolio of Investments (Unaudited)
NUVEEN NWQ GLOBAL VALUE FUND (continued)
September 30, 2006

Shares Description                                                           Value
----------------------------------------------------------------------------------
       Metals & Mining - 9.0%

27,440 Alumina Limited                                              $      126,592

 2,675 Anglo American PLC                                                  111,841

 3,910 AngloGold Ashanti Limited, Sponsored ADR                            147,563

 6,100 Apex Silver Mines Limited, (1)                                      101,626

 8,218 Barrick Gold Corporation                                            252,457

     2 Impala Platinum Holdings Limited, Sponsored ADR                          83

   292 Impala Platinum Holdings Limited                                     48,175

55,800 Lihir Gold Limited, (1)                                             120,189

 2,300 Lonmin PLC                                                          110,201

 8,300 Newcrest Mining Limited                                             139,185

 1,300 United States Steel Corporation                                      74,984

 2,050 Xstrata PLC                                                          84,712
----------------------------------------------------------------------------------
       Total Metals & Mining                                             1,317,608
       --------------------------------------------------------------------------
       Multi-Utilities - 1.9%

 1,850 Dominion Resources, Inc.                                            141,507

10,420 United Utilities PLC                                                137,642
----------------------------------------------------------------------------------
       Total Multi-Utilities                                               279,149
       --------------------------------------------------------------------------
       Oil, Gas & Consumable Fuels - 5.7%

 2,000 Apache Corporation                                                  126,400

 4,250 Eni S.p.A.                                                          125,946

 6,350 Noble Energy, Inc.                                                  289,497

 2,617 Royal Dutch Shell PLC, Class B, ADR                                 178,950

 1,810 Total SA                                                            118,775
----------------------------------------------------------------------------------
       Total Oil, Gas & Consumable Fuels                                   839,568
       --------------------------------------------------------------------------
       Paper & Forest Products - 2.3%

 3,900 International Paper Company                                         135,057

13,000 Stora Enso Oyj, R Shares                                            197,157

    50 Stora Enso Oyj, Sponsored ADR                                           756
----------------------------------------------------------------------------------
       Total Paper & Forest Products                                       332,970
       --------------------------------------------------------------------------
       Personal Products - 0.8%

 5,000 Shiseido Company, Limited                                            99,894

   950 Shiseido Company, Limited, Sponsored ADR                             18,990
----------------------------------------------------------------------------------
       Total Personal Products                                             118,884
       --------------------------------------------------------------------------
       Pharmaceuticals - 0.9%

 4,600 Daiichi Sankyo Company Limited                                      130,455
----------------------------------------------------------------------------------
       Road & Rail - 2.1%

 3,500 Union Pacific Corporation                                           307,999
----------------------------------------------------------------------------------
       Semiconductors & Equipment - 1.0%

    30 NEC Electronics Corporation, ADR, (1)                                   510

 4,300 NEC Electronics Corporation, (1)                                    147,793
----------------------------------------------------------------------------------
       Total Semiconductors & Equipment                                    148,303
       --------------------------------------------------------------------------
       Software - 4.7%

15,500 CA Inc.                                                             367,194

----
22

Shares Description                                                           Value
----------------------------------------------------------------------------------
       Software (continued)

 7,400 Microsoft Corporation                                        $      202,242

28,000 Misys PLC                                                           118,613
----------------------------------------------------------------------------------
       Total Software                                                      688,049
       --------------------------------------------------------------------------
       Textiles, Apparel & Luxury Goods - 0.8%

 9,000 Wacoal Holdings Corporation                                         113,371
----------------------------------------------------------------------------------
       Thrifts & Mortgage Finance - 4.9%

 5,950 Countrywide Financial Corporation                                   208,488

 7,150 Fannie Mae                                                          399,753

 1,750 Radian Group Inc.                                                   105,000
----------------------------------------------------------------------------------
       Total Thrifts & Mortgage Finance                                    713,241
       --------------------------------------------------------------------------
       Tobacco - 2.4%

 4,675 Altria Group, Inc.                                                  357,870
----------------------------------------------------------------------------------
       Wireless Telecommunication Services - 1.5%

95,006 Vodafone Group PLC                                                  217,464
----------------------------------------------------------------------------------
       Total Common Stocks (cost $12,453,928)                           13,084,188
       --------------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity         Value
-------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 10.3%

  $    1,507 Repurchase Agreement with State Street Bank, dated 9/29/06,  4.800% 10/02/06     1,507,235
              repurchase price $1,507,838, collateralized by $1,250,000
              U.S. Treasury Bonds, 6.500%, due 11/15/26, value $1,540,625
-------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $1,507,235)                                   1,507,235
             ------------------------------------------------------------------------------------------
             Total Investments (cost $13,961,163) - 99.4%                                    14,591,423
             ------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.6%                                                91,699
             ------------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $  14,683,122
             ------------------------------------------------------------------------------------------

           (1) Non-income producing.
          144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
           ADR American Depositary Receipt.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

           At September 30, 2006, the cost of investments was $13,961,165.

           Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

    ------------------------------------------------------------------------
    Gross unrealized:
      Appreciation                                            $     993,409
      Depreciation                                                 (363,151)
    ------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) of investments $     630,258
    ------------------------------------------------------------------------

----
23

Portfolio of Investments (Unaudited)
NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND
September 30, 2006

 Shares Description                                                            Value
------------------------------------------------------------------------------------
        COMMON STOCKS - 72.3%

        Aerospace & Defense - 0.2%

 25,800 Orbital Sciences Corporation, (1)                            $       484,266
------------------------------------------------------------------------------------
        Auto Components - 1.0%

 27,700 Magna International Inc., Class A                                  2,022,931
------------------------------------------------------------------------------------
        Chemicals - 1.8%

  7,400 Aceto Corporation                                                     52,096

182,300 Mosaic Company, (1)                                                3,080,870

 37,400 Sensient Technologies Corporation                                    731,918
------------------------------------------------------------------------------------
        Total Chemicals                                                    3,864,884
        ---------------------------------------------------------------------------
        Commercial Services & Supplies - 2.3%

216,700 Allied Waste Industries, Inc., (1)                                 2,442,209

 42,100 Toppan Printing Company Limited, ADR                               2,335,620
------------------------------------------------------------------------------------
        Total Commercial Services & Supplies                               4,777,829
        ---------------------------------------------------------------------------
        Construction & Engineering - 0.7%

 64,100 Shaw Group Inc., (1)                                               1,515,324
------------------------------------------------------------------------------------
        Consumer Finance - 2.3%

228,000 ACOM Company Limited, Sponsored ADR                                2,451,000

117,000 Promise Company Limited, Unsponsored ADR                           2,322,450
------------------------------------------------------------------------------------
        Total Consumer Finance                                             4,773,450
        ---------------------------------------------------------------------------
        Diversified Telecommunication Services - 1.4%

 24,276 Chunghwa Telecom Co., Ltd., Sponsored ADR                            420,218

120,500 KT Corporation, Sponsored ADR                                      2,587,135
------------------------------------------------------------------------------------
        Total Diversified Telecommunication Services                       3,007,353
        ---------------------------------------------------------------------------
        Electric Utilities - 7.9%

 16,600 Alliant Energy Corporation                                           593,118

 27,300 Ameren Corporation                                                 1,441,167

 33,100 American Electric Power                                            1,203,847

 80,300 Centrais Electricas Brasileiras S.A., ADR                            827,090

128,600 DTE Energy Company                                                 5,338,186

 44,300 EDP - Energias de Portugal, S.A., Sponsored ADR                    1,912,431

 49,600 IDACORP, INC                                                       1,875,376

 10,600 Korea Electric Power Corporation, Sponsored ADR                      207,230

111,100 PNM Resources Inc.                                                 3,063,027
------------------------------------------------------------------------------------
        Total Electric Utilities                                          16,461,472
        ---------------------------------------------------------------------------
        Electronic Equipment & Instruments - 2.9%

  1,500 OSI Systems Inc., (1)                                                 29,400

 99,500 Samsung SDI Company Ltd., Series 144A                              2,049,919

111,900 Tech Data Corporation, (1)                                         4,087,707
------------------------------------------------------------------------------------
        Total Electronic Equipment & Instruments                           6,167,026
        ---------------------------------------------------------------------------
        Energy Equipment & Services - 1.4%

 52,750 Technip SA, ADR                                                    3,005,167
------------------------------------------------------------------------------------
        Food & Staples Retailing - 2.3%

 58,500 Kroger Co.                                                         1,353,690

----
24

 Shares Description                                                            Value
------------------------------------------------------------------------------------
        Food & Staples Retailing (continued)

119,000 SUPERVALU Inc.                                               $     3,528,350
------------------------------------------------------------------------------------
        Total Food & Staples Retailing                                     4,882,040
        ---------------------------------------------------------------------------
        Food Products - 6.7%

  1,000 Archer-Daniels-Midland Company                                        37,880

    500 Bunge Limited                                                         28,975

 34,300 Industrias Bachoco S.A., Sponsored ADR                               763,175

195,600 Sara Lee Corporation                                               3,143,292

 69,000 Smithfield Foods, Inc., (1)                                        1,864,380

509,100 Tyson Foods, Inc., Class A                                         8,084,508
------------------------------------------------------------------------------------
        Total Food Products                                               13,922,210
        ---------------------------------------------------------------------------
        Health Care Providers & Services - 0.8%

 89,500 Apria Healthcare Group Inc., (1)                                   1,766,730
------------------------------------------------------------------------------------
        Household Durables - 1.4%

235,300 Levitt Corporation, Class A                                        2,767,128

  5,300 Sekisui House, Ltd., Sponsored ADR                                    79,500
------------------------------------------------------------------------------------
        Total Household Durables                                           2,846,628
        ---------------------------------------------------------------------------
        Household Products - 1.3%

 10,350 KAO Corporation, Sponsored ADR                                     2,761,403
------------------------------------------------------------------------------------
        Independent Power Producers & Energy Traders - 1.1%

 49,500 NRG Energy Inc., (1)                                               2,242,350
------------------------------------------------------------------------------------
        Insurance - 0.4%

 21,000 CNA Financial Corporation, (1)                                       756,420
------------------------------------------------------------------------------------
        IT Services - 0.8%

 25,800 CDW Corporation                                                    1,591,344
------------------------------------------------------------------------------------
        Machinery - 4.5%

273,200 AGCO Corporation, (1)                                              6,925,620

  4,800 Alamo Group Inc.                                                     109,152

 18,700 Lindsay Manufacturing Company                                        537,625

120,700 Tecumseh Products Company, Class A, (1)                            1,835,847
------------------------------------------------------------------------------------
        Total Machinery                                                    9,408,244
        ---------------------------------------------------------------------------
        Marine - 0.9%

 65,200 Genco Shipping and Trading Limited                                 1,477,432

 83,600 Navios Maritime Holdings Inc.                                        398,772
------------------------------------------------------------------------------------
        Total Marine                                                       1,876,204
        ---------------------------------------------------------------------------
        Media - 1.5%

100,000 Scholastic Corporation, (1)                                        3,115,000
------------------------------------------------------------------------------------
        Metals & Mining - 18.7%

 50,200 Alcoa Inc.                                                         1,407,608

207,400 Alumina Limited, Sponsored ADR                                     3,793,346

149,800 AngloGold Ashanti Limited, Sponsored ADR                           5,653,452

387,900 Apex Silver Mines Limited, (1)                                     6,462,414

  2,300 Banro Corporation, (1)                                                20,240

 36,565 Barrick Gold Corporation                                           1,123,277

----
25

Portfolio of Investments (Unaudited)
NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND (continued)
September 30, 2006

 Shares Description                                                            Value
------------------------------------------------------------------------------------
        Metals & Mining (continued)

913,200 Bema Gold Corporation, (1)                                   $     4,045,476

 55,000 Crystallex International Corporation, (1)                            156,750

121,200 Eldorado Gold Corporation, (1)                                       527,220

734,200 Entree Gold Inc., (1)                                                726,858

440,100 Ivanhoe Mines Limited, (1)                                         2,755,026

106,800 Lihir Gold Limited, Sponsored ADR, (1)                             4,470,648

396,600 Newcrest Mining Limited, Sponsored ADR                             6,504,240

  1,100 Newmont Mining Corporation                                            47,025

551,500 Orezone Resources Inc., (1)                                          827,250

284,500 Rio Narcea Gold Mines Ltd, (1)                                       640,125
------------------------------------------------------------------------------------
        Total Metals & Mining                                             39,160,955
        ---------------------------------------------------------------------------
        Multi-Utilities - 2.3%

214,700 Puget Energy Inc.                                                  4,880,131
------------------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels - 0.5%

 20,500 Nexen Inc.                                                         1,095,930
------------------------------------------------------------------------------------
        Paper & Forest Products - 4.0%

 92,300 Bowater Incorporated                                               1,898,611

 95,000 Buckeye Technologies Inc., (1)                                       807,500

447,700 Domtar Inc., (1)                                                   2,636,953

219,100 Wausau Paper Corp.                                                 2,957,850
------------------------------------------------------------------------------------
        Total Paper & Forest Products                                      8,300,914
        ---------------------------------------------------------------------------
        Road & Rail - 0.4%

  9,000 Union Pacific Corporation                                            792,000
------------------------------------------------------------------------------------
        Transportation Infrastructure - 1.8%

149,500 Stolt-Nielsen S.A., Sponsored ADR                                  3,872,050
------------------------------------------------------------------------------------
        Water Utilities - 1.0%

 68,100 Companhia de Saneamento Basico do Estado de Sao Paulo, ADR         2,049,809
------------------------------------------------------------------------------------
        Total Common Stocks (cost $145,036,339)                          151,400,064
        ---------------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (2)           Value
------------------------------------------------------------------------------------------------------------------------
             CONVERTIBLE BONDS - 13.2%

             Aerospace & Defense - 1.8%

  $    3,995 Edo Corporation, Convertible Note                            4.000% 11/15/25         N/R $     3,860,169
------------------------------------------------------------------------------------------------------------------------
             Airlines - 1.3%

       3,084 JetBlue Airways Corporation                                  3.500%  7/15/33        CCC+       2,798,730
------------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies - 0.9%

       2,115 Allied Waste Industries, Inc.                                4.250%  4/15/34          B+       1,956,375
------------------------------------------------------------------------------------------------------------------------
             Computers & Peripherals - 2.3%

         132 Adaptec Inc.                                                 0.750% 12/22/23        CCC+         117,480

       5,372 Quantum Corporation                                          4.375%  8/01/10        CCC+       4,713,930
------------------------------------------------------------------------------------------------------------------------
       5,504 Total Computers & Peripherals                                                                  4,831,410
------------------------------------------------------------------------------------------------------------------------

----
26

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Electrical Equipment - 1.6%

  $    4,492 GrafTech International Limited                               1.625%  1/15/24          B2 $     3,251,230
---------------------------------------------------------------------------------------------------------------------
             Electronic Equipment & Instruments - 0.7%

       1,504 SCI Systems Inc.                                             3.000%  3/15/07          B1       1,481,440
---------------------------------------------------------------------------------------------------------------------
             Media - 2.1%

       4,289 Echostar Communications Corporation, Convertible             5.750%  5/15/08          B1       4,321,167
              Subordinated Notes
---------------------------------------------------------------------------------------------------------------------
             Metals & Mining - 0.8%

         193 Apex Silver Mines Limited                                    2.875%  3/15/24         N/R         165,980

       1,449 Coeur d'Alene Mines Corporation, Convertible Bond            1.250%  1/15/24          B-       1,354,815
---------------------------------------------------------------------------------------------------------------------
       1,642 Total Metals & Mining                                                                          1,520,795
---------------------------------------------------------------------------------------------------------------------
             Semiconductors & Equipment - 1.7%

         500 Axcelis Technologies Inc.                                    4.250%  1/15/07         N/R         499,376

       1,808 Credence Systems Corporation, Convertible Bond               1.500%  5/15/08         N/R       1,631,720

         117 FEI Company, Convertible Notes                               5.500%  8/15/08          B-         116,707

         853 International Rectifier Corporation, Convertible             4.250%  7/15/07          B+         846,602
              Subordinated Notes

         408 TriQuint Semiconductor, Inc.                                 4.000%  3/01/07         N/R         406,470
---------------------------------------------------------------------------------------------------------------------
       3,686 Total Semiconductors & Equipment                                                               3,500,875
---------------------------------------------------------------------------------------------------------------------
  $   30,311 Total Convertible Bonds (cost $27,816,173)                                                    27,522,191
---------------------------------------------------------------------------------------------------------------------
------------

   Principal
Amount (000) Description                                                  Coupon Maturity           Value
---------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 19.6%

   $  41,078 Repurchase Agreement with State Street Bank, dated 9/29/06,  4.800% 10/02/06 $   41,078,362
              repurchase price $41,094,793, collateralized by
              $41,130,000 U.S. Treasury Notes, 5.125%, due 6/30/08,
              value $41,901,188
---------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $41,078,362)                                  41,078,362
             ------------------------------------------------------------------------------------------
             Total Investments (cost $213,930,874) - 105.1%                                  220,000,617
             ------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (5.1)%                                          (10,645,275)
             ------------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $  209,355,342
             ------------------------------------------------------------------------------------------

           (1) Non-income producing.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
          144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
           ADR American Depositary Receipt.
           N/R Not rated.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing amortization of premium on taxable debt investments and timing differences in recognizing certain gains and losses on investment transactions.

           At September 30, 2006, the cost of investments was $214,191,568.

           Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

   -------------------------------------------------------------------------
   Gross unrealized:
     Appreciation                                            $   10,198,056
     Depreciation                                                (4,389,007)
   -------------------------------------------------------------------------
   Net unrealized appreciation (depreciation) of investments $    5,809,049
   -------------------------------------------------------------------------

----
27

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date November 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date November 28, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date November 28, 2006